Remuneration and other benefits paid to the Bank’s directors and senior managers - Post-employment benefits to former directors and former senior executive vice presidents (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Provisions	€ 8,407,000	€ 8,441,000	€ 8,149,000	€ 9,583,000
Former directors of the bank
Disclosure of transactions between related parties [line items]
Amount paid for retirement pension benefit	5,600	5,600
Contribution to insurance policies	170	170
Former directors of the bank | Provision for post-employment defined benefit obligations
Disclosure of transactions between related parties [line items]
Provisions	46,000	46,000
Former executive vice presidents
Disclosure of transactions between related parties [line items]
Amount paid for retirement pension benefit	12,700	15,000
Former senior managing directors
Disclosure of transactions between related parties [line items]
Contribution to insurance policies	2,300	3,300
Former senior managing directors | Provision for post-employment defined benefit obligations
Disclosure of transactions between related parties [line items]
Provisions	€ 96,000	€ 88,000